Fair Value Hierarchy - Additional Information (Detail)	12 Months Ended
Mar. 31, 2021 INR (₨)
Text Block [Abstract]
Transfer between level one and level two under fair value hierarchy	₨ 0
Transfer into or out of level three under fair value hierarchy	₨ 0